CONSOLIDATED STATEMENTS OF CASH FLOWS - TRY (₺) ₺ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020		Dec. 31, 2019
CONSOLIDATED STATEMENTS OF CASH FLOWS
Loss before income taxes	₺ (700,078)	₺ (474,516)	[1]	₺ (131,647)	[1]
Adjustments to reconcile loss before income taxes to cash flows from operating activities:	(248,497)	454,590		305,304
Interest and commission expenses	632,564	348,477		253,773
Depreciation and amortization	140,925	93,183		66,287
Interest income on time deposits	(42,528)	(21,016)		(10,717)
Interest income on credit sales	(33,381)	(18,622)		(13,545)
Provision for unused vacation liability	10,862	4,857		2,101
Provision for personnel bonus	39,276	13,464		10,433
Provision For Competition Authority investigation	127,525
Provision for legal cases	1,721	2,674		1,828
Provision for doubtful receivables	3,293	3,375		704
Provision for impairment of trade goods, net	(4,780)	14,539		(20)
Provision for post-employment benefits	1,713	803		557
Share-based payment expense	85,270
Adjustment for fair value loss of financial investments	40,250
Net foreign exchange differences	(1,251,207)	12,856		(6,097)
Changes in net working capital
Change in trade payables and payables to merchants	2,037,600	1,010,927		353,738
Change in inventories	(864,558)	(418,262)		(163,856)
Change in trade receivables	(74,855)	(73,263)		(39,301)
Change in contract liabilities and merchant advances	68,542	39,452		50,844
Change in contract assets	48,385	(36,422)		(12,340)
Change in other liabilities	255,593	37,440		5,710
Change in other assets and receivables	(423,441)	(86,384)		3,660
Change in due from related parties	1,224	(93)		(1,658)
Change in due to related parties	5,117	1,348		1,130
Post-employment benefits paid	(3,005)	(1,458)		(1,135)
Payments for concluded litigation	(558)	(806)		(1,371)
Payments for personnel bonus	(13,464)	(10,433)		(4,513)
Payments for unused vacation liabilities	(2,506)	(791)		(798)
Collections of doubtful receivables	3,977	32		13
Net cash provided by operating activities	89,476	441,361		363,780
Investing activities:
Purchases of property and equipment and intangible assets	(214,790)	(100,107)		(53,558)
Proceeds from sale of property and equipment	1,212	160		218
Purchases of financial investments	(882,207)
Net cash used in investing activities	(1,095,785)	(99,947)		(53,340)
Financing activities:
Proceeds from borrowings	1,750,046	1,619,217		903,260
Repayment of borrowings	(1,912,509)	(1,305,405)		(991,269)
Interest and commission paid	(598,205)	(313,932)		(235,026)
Lease payments	(104,829)	(58,365)		(51,893)
Interest received on time deposits	41,701	20,976		10,662
Interest received on credit sales	33,381	18,622		13,545
Proceed from share capital and share premium increase	4,081,606			180,000
Net cash provided by/ (used in) financing activities	3,291,191	(18,887)		(170,721)
Net increase in cash and cash equivalents	2,284,882	322,527		139,719
Cash and cash equivalents at beginning of the year	592,281	281,982		136,218
Effects of exchange rate changes on cash and cash equivalents	935,442	(12,228)		6,045
Cash and cash equivalents at end of the year	₺ 3,812,605	₺ 592,281		₺ 281,982

[1]	Certain figures are re-presented compared to the published financial statements as of 31 December 2020 and 31 December 2019. For further information, refer to note 2.5